Long-term investment (Tables)	6 Months Ended
Sep. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Schedule of long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

Investment
USD
Balance as of March 31, 2025	13,159,074
Share gain (loss) from equity investments	888,398
Impairment	—
Foreign currency translation adjustments	140,258
Balance as of September 30, 2025	14,187,730